PREPAID EXPENSES	12 Months Ended
Nov. 30, 2022
Prepaid Expenses
PREPAID EXPENSES

NOTE 7 – PREPAID EXPENSES

Prepaid expenses consisted of the following as of November 30:

	2022	2021
Prepaid expenses	$573,494	$14,024
Prepaid insurance	10,638	4,919
Total prepaid expenses	$584,132	$18,943